INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory write-offs	$ 3,270	$ 4,833	$ 2,054